Lease (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Beginning balance	$ 2,050	$ 1,044	$ 1,044	$ 71
Additions	1,318	1,706
Acquisitions through business combinations	62		1,559
Reclassification to assets included in disposal group classified as held for sale - net of depreciation	(1,465)
Reclassification to liabilities included in disposal group classified as held for sale - net of depreciation	(1,485)
Depreciation	(343)	(829)	(1,908)	(263)
Effect of foreign exchange rates			50
Ending balance	1,622	1,921	2,050	1,044	$ 71
Lease liabilities
Beginning balance	1,934	1,111	1,111	70
Additions	1,318	1,706	1,305	1,236
Acquisitions through business combinations	62		1,559
Interest expense	20	50	90	26	1
Payments	(546)	(990)	(2,222)	(367)
Effect of foreign exchange rates		(35)	91	146
Ending balance	1,303	1,842	1,934	1,111	$ 70
Lease liabilities - current	886	1,274	831	293
Lease liabilities - non-current	$ 417	$ 568	$ 1,103	$ 818